ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Salaries and welfare payables	¥ 174,743		¥ 151,101
Advance for online advertising and marketing services	80,591		141,141
Accrued marketing expenses	65,023		171,501
Deposits from retailers and outsourced agencies	101,466		78,379
Advance for delivery services	45,831		60,592
Tax payables	4,768		40,034
Payables to retailers on JD NOW			199,344
Professional fee payable	35,720		30,741
Others	40,677		49,650
Total	¥ 548,819	$ 75,188	¥ 922,483